Inventories - Schedule of Inventories (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 501,946	$ 366,298	$ 269,024
Less reserve for obsolete inventory
Total	$ 501,946	$ 366,298	$ 269,024